UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2024	Jul. 31, 2023
Current assets:
Cash	$ 646,031	$ 256,342
Accounts receivable	82,021	0
Prepaid expense	2,600	1,750
Deferred offering costs	245,000	0
Due from related party	0	54,134
Total current assets	975,652	312,226
Other assets:
Lease security deposit	1,656	1,542
Right-of-use asset	0	6,436
Total non-current assets	1,656	7,978
TOTAL ASSETS	977,308	320,204
Current liabilities:
Accounts payable	36,698	779
Income taxes payable	48,321	26,298
Due to related parties	30,354	276,077
Lease liability - current	0	4,368
Advances from customers	0	29,070
Accrued liabilities and other payables	126,440	260,176
Total current liabilities	241,813	596,768
Lease liability - noncurrent	0	2,068
Total liabilities	241,813	598,836
Commitments and contingencies
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 and 5,903,481 shares issued and outstanding as of April 30, 2024 and July 31, 2023, respectively	1,478	590
Additional paid-in capital	962,416	4,982
Accumulated deficit	(261,146)	(276,521)
Total stockholders' equity (deficit) attributable to TIANCI INTERNATIONAL, INC.	702,756	(270,941)
Non-controlling interest	32,739	(7,691)
Total stockholders’ equity (deficit)	735,495	(278,632)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	977,308	320,204
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value	0	8
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value	8	0
Undesignated Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value	$ 0	$ 0